PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 14,106		$ 13,683
Less: accumulated depreciation and amortization	9,822		9,097
Total property and equipment, net	4,284		4,586
Depreciation expense	1,029	$ 828
Office, equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	9,293		8,866
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	595		595
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,858		1,870
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,360		$ 2,352